Leases (Details) - Schedule of right to use asset - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of right to use asset [Abstract]
Current	$ 41	$ 46
Non-current	207	228
Total discounted lease liability	$ 248	$ 274